Annual Total Returns [BarChart] - AZL MVP DFA Multi-Strategy Fund - AZL MVP DFA Multi-Strategy Fund	Apr. 30, 2021
Bar Chart Table:
Annual Return 2016	9.05%
Annual Return 2017	12.55%
Annual Return 2018	(6.22%)
Annual Return 2019	15.81%
Annual Return 2020	3.77%